Stock-based Compensation Plans - Additional Information (Detail) - USD ($)		12 Months Ended
	Nov. 12, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 24, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved shares of common stock	11,075,000
Options exercise period date of grant			15 years
Weighted Average Remaining Term (in Years), Outstanding as of December 31, 2020	15 years
Share-based payment arrangement, expense	$ 4,900
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount		$ 2,100,000
Former CTO Retirement Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Related party transaction fees payable per month		$ 20,000,000
Share-based payment award, shares vested and expected to vest		1,772,000
Salary expense		$ 500,000
Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price	$ 1.13
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		3 years 8 months 8 days
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount		$ 10,100,000
Restricted Stock Units (RSUs) [Member] | Former CTO Retirement Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during the period shares		250,000
Share-based payment arrangement, expense		$ 13,400,000
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross		281,748
Weighted Average Remaining Term (in Years), Outstanding as of December 31, 2020		13 years 25 days
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price	$ 1.13	$ 1.13
Share-based payment award, shares vested and expected to vest		12,126,266
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		4 years 6 months 29 days
Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved shares of common stock		16,250,000
Options exercise period date of grant		15 years
Share-based compensation arrangement by share-based payment award, options, grants in period, gross	5,537,500
Share-based compensation arrangement by share-based payment award, options, outstanding, period increase (decrease), weighted average exercise price	$ 0.56
Stock Incentive Plan [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price	$ 1.13
Share-based payment arrangement, expense	$ 4,500
Stock Incentive Plan [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense	$ 1,200,000
2021 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved shares of common stock				23,226,543
Business combination share based compensation by share based payment award shares subject to outstanding awards converted into awards		21,339,493